Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)	12 Months Ended
Dec. 31, 2014
Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)
(24)	Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2014
	Net unrealized gain on securities	OTTI gain (losses) in OCI	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$980,777	8,814	1,020	12,343	(170)	1,002,784
OCI before reclassifications	825,079	3,114	455	(2,103)	(25)	826,520
Amounts reclassified from AOCI	(49,858)	(2,320)	—	—	19	(52,159)

Net OCI	775,221	794	455	(2,103)	(6)	774,361

Ending balance	$1,755,998	9,608	1,475	10,240	(176)	1,777,145

	Year ended December 31, 2013
	Net unrealized gain on securities	OTTI gain (losses) in OCI	Net gain (loss) on cash flow hedging instruments	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$2,206,473	11,313	1,463	13,993	(337)	2,232,905
OCI before reclassifications	(1,151,346)	(6,431)	(443)	(1,650)	189	(1,159,681)
Amounts reclassified from AOCI	(74,350)	3,932	—	—	(22)	(70,440)

Net OCI	(1,225,696)	(2,499)	(443)	(1,650)	167	(1,230,121)

Ending balance	$980,777	8,814	1,020	12,343	(170)	1,002,784

Reclassifications from AOCI, net of tax, consist of the following:

	Amount Reclassified from AOCI		Affected line item
	December 31,		in the Consolidated
AOCI	2014	2013	Statements of Operations
Net unrealized gain on securities:
Available-for-sale securities	$76,705	114,385	Realized investment gains, net
	26,847	40,035	Income tax expense (benefit)

	49,858	74,350	Net income (loss)

OTTI gain (losses) in OCI:
Other than temporary impairments	3,569	(6,049)	Realized investment gains, net
	1,249	(2,117)	Income tax expense (benefit)

	2,320	(3,932)	Net income (loss)

Pension and other postretirement plan adjustments:
Amortization of actuarial (losses) gains	(29)	34	General and administrative expenses
	(10)	12	Income tax expense (benefit)

	(19)	22	Net income (loss)

Total amounts reclassified from AOCI	$52,159	70,440	Total net income (loss)